Acounting Policies - Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accountig policies abstract
Accounting Policy For Financial Instruments

Financial instruments

Measurement of financial instruments and recognition of changes in subsequent fair value

All financial instruments are initially accounted for at fair value plus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability, unless there is evidence to the contrary, the best evidence of the fair value of a financial instrument at initial recognition shall be the transaction price.

Excluding all trading derivatives not considered as economic hedges, all the changes in the fair value of the financial instruments arising from the accrual of interest and similar items are recognized under the headings “Interest income” or “Interest expenses”, as appropriate, in the accompanying consolidated income statement in which period the change occurred (see Note 37). The dividends received from other entities, other than associated entities and joint venture entities, are recognized under the heading “Dividend income” in the accompanying consolidated income statement in the period in which the right to receive them arises (see Note 38).

The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial assets and liabilities.

“Financial assets and liabilities held for trading” and “Financial assets and liabilities designated at fair value through profit or loss”

The assets and liabilities recognized under these headings of the consolidated balance sheets are measured upon acquisition at fair value and changes in the fair value (gains or losses) are recognized as their net value under the heading “Gains (losses) on financial assets and liabilities, net” in the accompanying consolidated income statements (see Note 41). Interests from derivatives designated as economic hedges on interest rate are recognized in interest income or expense (Note 37), depending on the result of the hedging instrument. However, changes in fair value resulting from variations in foreign exchange rates are recognized under the heading “Exchange differences, net" in the accompanying consolidated income statements (Note 41).

“Available-for-sale financial assets”

Assets recognized under this heading in the consolidated balance sheets are measured at their fair value. Subsequent changes in fair value (gains or losses) are recognized temporarily net of tax effect, under the heading “Accumulated other comprehensive income- Items that may be reclassified to profit or loss - Available-for-sale financial assets” in the consolidated balance sheets (see Note 30).

The amounts recognized under the headings “Accumulated other comprehensive income- Items that may be reclassified to profit or loss - Available-for-sale financial assets” and “Accumulated other comprehensive income- Items that may be reclassified to profit or loss - Exchange differences” continue to form part of the Group's consolidated equity until the corresponding asset is derecognized from the consolidated balance sheet or until an impairment loss is recognized on the corresponding financial instrument. If these assets are sold, these amounts are derecognized and included under the headings “Gains (losses) on financial assets and liabilities, net” or “Exchange differences, net", as appropriate, in the consolidated income statement for the year in which they are derecognized (see Note 41).

The net impairment losses in “Available-for-sale financial assets” over the year are recognized under the heading “Impairment losses on financial assets, net – Other financial instruments not at fair value through profit or loss” (see Note 47) in the consolidated income statements for that period.

Changes in the value of non-monetary items resulting from changes in foreign exchange rates are recognized temporarily under the heading “Accumulated other comprehensive income- Items that may be reclassified to profit or loss - Exchange differences” in the accompanying consolidated balance sheets. Changes in foreign exchange rates resulting from monetary items are recognized under the heading “Exchange differences, net" in the accompanying consolidated income statements (see Note 41).

“Loans and receivables”, “Held-to-maturity investments” and “Financial liabilities at amortized cost”

Assets and liabilities recognized under these headings in the accompanying consolidated balance sheets are subsequently measured at “amortized cost” using the “effective interest rate” method. This is because the consolidated entities generally intend to hold such financial instruments to maturity.

Net impairment losses of assets recognized under these headings arising in each period are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss – loans and receivables”, “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss - held to maturity investments” or “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss – financial assets measured at cost” (see Note 47) in the consolidated income statement for that period.

“Derivatives-Hedge Accounting” and “Fair value changes of the hedged items in portfolio hedges of interest-rate risk”

Assets and liabilities recognized under these headings in the accompanying consolidated balance sheets are measured at fair value.

Changes occurring subsequent to the designation of the hedging relationship in the measurement of financial instruments designated as hedged items as well as financial instruments designated as hedge accounting instruments are recognized as follows:

  In fair value hedges, the changes in the fair value of the derivative and the hedged item attributable to the hedged risk are recognized under the heading “Gains or losses from hedge accounting, net” in the consolidated income statement, with a corresponding offset under the headings where hedging items ("Hedging derivatives") and the hedged items are recognized, as applicable. Almost all of the hedges used by the Group are for interest-rate risks. Therefore, the valuation changes are recognized under the headings “Interest income” or “Interest expenses”, as appropriate, in the accompanying consolidated income statement (see Note 37).
  In fair value hedges of interest rate risk of a portfolio of financial instruments (portfolio-hedges), the gains or losses that arise in the measurement of the hedging instrument are recognized in the consolidated income statement, and the gains or losses that arise from the change in the fair value of the hedged item (attributable to the hedged risk) are also recognized in the consolidated income statement (in both cases under the heading “Gains or losses from hedge accounting, net”, using, as a balancing item, the headings "Fair value changes of the hedged items in portfolio hedges of interest rate risk" in the consolidated balance sheets, as applicable.
  In cash flow hedges, the gain or loss on the hedging instruments relating to the effective portion are recognized temporarily under the heading ”Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Hedging derivatives. Cash flow hedges” in the consolidated balance sheets, with a balancing entry under the heading “Hedging derivatives” of the Assets or Liabilities of the consolidated balance sheets as applicable. These differences are recognized in the accompanying consolidated income statement at the time when the gain or loss in the hedged instrument affects profit or loss, when the forecast transaction is executed or at the maturity date of the hedged item (see Note 37).
  Differences in the measurement of the hedging items corresponding to the ineffective portions of cash flow hedges are recognized directly in the heading “Gains or losses from hedge accounting, net” in the consolidated income statement (see Note 41).
  In the hedges of net investments in foreign operations, the differences attributable to the effective portions of hedging items are recognized temporarily under the heading "Accumulated other comprehensive income - Items that may be reclassified to profit or loss – Hedging of net investments in foreign transactions" in the consolidated balance sheets with a balancing entry under the heading “Hedging derivatives” of the Assets or Liabilities of the consolidated balance sheets as applicable. These differences in valuation are recognized under the heading “Exchange differences, net" in the consolidated income statement when the investment in a foreign operation is disposed of or derecognized (see Note 41).

Other financial instruments

The following exceptions are applicable with respect to the above general criteria:

  Equity instruments whose fair value cannot be determined in a sufficiently objective manner and financial derivatives that have those instruments as their underlying asset and are settled by delivery of those instruments are recorded in the consolidated balance sheet at acquisition cost; this may be adjusted, where appropriate, for any impairment loss (see Note 8).
  Accumulated other comprehensive income arising from financial instruments classified at the consolidated balance sheet date as “Non-current assets and disposal groups classified as held for sale” are recognized with the corresponding entry under the heading “Accumulated other comprehensive income- Items that may be reclassified to profit or loss – Non-current assets and disposal groups classified as held for sale” in the accompanying consolidated balance sheets (see note 30).

Impairment losses on financial assets

Definition of impaired financial assets carried at amortized cost

A financial asset is considered impaired – and therefore its carrying amount is adjusted to reflect the effect of impairment when there is objective evidence that events have occurred, which:

  In the case of debt instruments (loans and advances and debt securities), reduce the future cash flows that were estimated at the time the instruments were acquired. So they are considered impaired when there are reasonable doubts that the carrying amounts will be recovered in full and/or the related interest will be collected for the amounts and on the dates initially agreed.
  In the case of equity instruments, it means that their carrying amount may not be fully recovered.

As a general rule, the carrying amount of impaired financial assets is adjusted with a charge to the consolidated income statement for the period in which the impairment becomes known. The recoveries of previously recognized impairment losses are reflected, if appropriate, in the consolidated income statement for the year in which the impairment is reversed or reduced, with an exception: any recovery of previously recognized impairment losses for an investment in an equity instrument classified as financial assets available for sale is not recognized in the consolidated income statement, but under the heading " Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Available-for-sale financial assets" in the consolidated balance sheet (see Note 30).

In general, amounts collected on impaired loans and receivables are used to recognize the related accrued interest and any excess amount is used to reduce the unpaid principal.

When the recovery of any recognized amount is considered remote, such amount is written-off on the consolidated balance sheet, without prejudice to any actions that may be taken in order to collect the amount until the rights extinguish in full either because it is time-barred debt, the debt is forgiven, or other reasons.

Impairment on financial assets

The impairment on financial assets is determined by type of instrument and other circumstances that could affect it, taking into account the guarantees received to assure (in part or in full) the performance of the financial assets. The BBVA Group recognizes impairment charges directly against the impaired financial asset when the likelihood of recovery is deemed remote, and uses an offsetting or allowance account when it recognizes non-performing loan provisions for the estimated losses.

Impairment of debt instruments measured at amortized cost

With regard to impairment losses arising from insolvency risk of the obligors (credit risk), a debt instrument, mainly Loans and receivables, is impaired due to insolvency when a deterioration in the ability to pay by the obligor is evidenced, either due to past due status or for other reasons.

The BBVA Group has developed policies, methods and procedures to estimate incurred losses on outstanding credit risk. These policies, methods and procedures are applied in the due diligence, approval and execution of debt instruments and Commitments and guarantees given; as well as in identifying the impairment and, where appropriate, in calculating the amounts necessary to cover estimated losses.

The amount of impairment losses on debt instruments measured at amortized cost is calculated based on whether the impairment losses are determined individually or collectively. First it is determined whether there is objective evidence of impairment individually for individually significant debt instrument, and collectively for debt instrument that are not individually significant. If the Group determines that there is no objective evidence of impairment, the assets are classified in groups of debt instrument based on similar risk characteristics and impairment is assessed collectively.

In determining whether there is objective evidence of impairment the Group uses observable data in the following aspects:

  Significant financial difficulties of the obligors.
  Ongoing delays in the payment of interest or principal.
  Refinancing of credit due to financial difficulties by the counterparty.
  Bankruptcy or reorganization / liquidation are considered likely.
  Disappearance of the active market for a financial asset because of financial difficulties.
  Observable data indicating a reduction in future cash flows from the initial recognition such as adverse changes in the payment status of the counterparty (delays in payments, reaching credit cards limits, etc.).
  National or local economic conditions that are linked to "defaults" in the financial assets (unemployment rate, falling property prices, etc.).

Impairment losses on financial assets individually evaluated for impairment

The amount of the impairment losses incurred on financial assets represents the excess of their respective carrying amounts over the present values of their expected future cash flows. These cash flows are discounted using the original effective interest rate. If a financial asset has a variable interest rate, the discount rate for measuring any impairment loss is the current effective rate determined under the contract.

As an exception to the rule described above, the market value of listed debt instruments is deemed to be a fair estimate of the present value of their expected future cash flows.

The following is to be taken into consideration when estimating the future cash flows of debt instruments:

  All amounts that are expected to be recovered over the remaining life of the debt instrument; including, where appropriate, those which may result from the collateral and other credit enhancements provided for the debt instrument (after deducting the costs required for foreclosure and subsequent sale). Impairment losses include an estimate for the possibility of collecting accrued, past-due and uncollected interest.
  The various types of risk to which each debt instrument is subject.
  The circumstances in which collections will foreseeably be made.

Impairment losses on financial assets collectively evaluated for impairment

With regard to the collective impairment analysis, financial assets are grouped by risk type considering the debtor's capacity to pay based on the contractual terms. As part of this analysis, the BBVA Group estimates the impairment loan losses that are not individually significant, distinguishing between those that show objective evidence of impairment, and those that do not show objective evidence of impairment, as well as the impairment of significant loans that the BBVA Group has deemed as not showing an objective evidence of impairment.

With respect to financial assets that have no objective evidence of impairment, the Group applies statistical methods using historical experience and other specific information to estimate the losses that the Group has incurred as a result of events that have occurred as of the date of preparation of the Consolidated Financial Statements but have not been known and will be apparent, individually after the date of submission of the information. This calculation is an intermediate step until these losses are identified on an individual level, at which time these financial instruments will be segregated from the portfolio of financial assets without objective evidence of impairment.

The incurred loss is calculated taking into account three key factors: exposure at default, probability of default and loss given default.

  Exposure at default (EAD) is the amount of risk exposure at the date of default by the counterparty.
  Probability of default (PD) is the probability of the counterparty failing to meet its principal and/or interest payment obligations. The PD is associated with the rating/scoring of each counterparty/transaction.
  Loss given default (LGD) is the estimate of the loss arising in the event of default. It depends mainly on the characteristics of the counterparty, and the valuation of the guarantees or collateral associated with the asset.

In order to calculate the LGD at each balance sheet date, the Group evaluates the whole amount expected to be obtained over the remaining life of the financial asset. The recoverable amount from executable secured collateral is estimated based on the property valuation, discounting the necessary adjustments to adequately account for the potential fall in value until its execution and sale, as well as execution costs, maintenance costs and sale costs.

In addition, to identify the possible incurred but not reported losses (IBNR) in the unimpaired portfolio, an additional parameter called "LIP" (loss identification period) has to be introduced. The LIP parameter is the period between the time at which the event that generates a given loss occurs and the time when the loss is identified at an individual level.

When the property right is contractually acquired at the end of the foreclosure process or when the assets of distressed borrowers are purchased, the asset is recognized in the consolidated balance sheets (see Note 2.2.4).

Impairment of other debt instruments classified as financial assets available for sale

The impairment losses on other debt instruments included in the “Available-for-sale financial asset” portfolio are equal to the excess of their acquisition cost (net of any principal repayment), after deducting any impairment loss previously recognized in the consolidated income statement over their fair value.

When there is objective evidence that the negative differences arising on measurement of these debt instruments are due to impairment, they are no longer considered as “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Available-for-sale financial assets” and are recognized in the consolidated income statement.

If all, or part of the impairment losses are subsequently recovered, the amount is recognized in the consolidated income statement for the year in which the recovery occurred, up to the amount previously recognized in the income statement.

Impairment of equity instruments

The amount of the impairment in the equity instruments is determined by the category where they are recognized:

  Equity instruments classified as available for sale: When there is objective evidence that the negative differences arising on measurement of these equity instruments are due to impairment, they are no longer registered as “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Available-for-sale financial assets” and are recognized in the consolidated income statement. In general, the Group considers that there is objective evidence of impairment on equity instruments classified as available-for-sale when significant unrealized losses have existed over a sustained period of time due to a price reduction of at least 40% or over a period of more than 18 months, different thresholds may exist for certain equity instruments or specific sectors.
  Any recovery of previously recognized impairment losses for an investment in an equity instrument classified as available for sale is not recognized in the consolidated income statement, but under the heading " Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Available-for-sale financial assets" in the consolidated balance sheet (see Note 30).
  Equity instruments measured at cost: The impairment losses on equity instruments measured at acquisition cost are equal to the excess of their carrying amount over the present value of expected future cash flows discounted at the market rate of return for similar equity instruments. In order to determine these impairment losses, unless there is better evidence, an assessment of the equity of the investee is carried out (excluding Accumulated other comprehensive income due to cash flow hedges) based on the last approved (consolidated) balance sheet, adjusted by the unrealized gains at measurement date.

Impairment losses are recognized in the consolidated income statement in the year in which they arise as a direct reduction of the cost of the instrument. These impairment losses may only be recovered subsequently in the event of the sale of these assets.

Accounting Policy For Derecognition Of Financial Instruments

Transfers and derecognition of financial assets and liabilities

The accounting treatment of transfers of financial assets is determined by the form in which risks and benefits associated with the financial assets involved are transferred to third parties. Thus the financial assets are only derecognized from the consolidated balance sheet when the cash flows that they generate are extinguished, when their implicit risks and benefits have been substantially transferred to third parties or when the control of financial asset is transferred even in case of no physical transfer or substantial retention of such assets. In the latter case, the financial asset transferred is derecognized from the consolidated balance sheet, and any right or obligation retained or created as a result of the transfer is simultaneously recognized.

Similarly, financial liabilities are derecognized from the consolidated balance sheet only if their obligations are extinguished or acquired (with a view to subsequent cancellation or renewed placement).

The Group is considered to have transferred substantially all the risks and benefits if such risks and benefits account for the majority of the risks and benefits involved in ownership of the transferred financial assets. If substantially all the risks and benefits associated with the transferred financial asset are retained:

  The transferred financial asset is not derecognized from the consolidated balance sheet and continues to be measured using the same criteria as those used before the transfer.
  A financial liability is recognized at the amount equal to the amount received, which is subsequently measured at amortized cost or fair value with changes in the income statement, whichever the case.
  Both the income generated on the transferred (but not derecognized) financial asset and the expenses of the new financial liability continue to be recognized.

Accounting Policy For Financial Guarantees

Financial guarantees

Financial guarantees are considered to be those contracts that require their issuer to make specific payments to reimburse the holder of the financial guarantee for a loss incurred when a specific borrower breaches its payment obligations on the terms – whether original or subsequently modified – of a debt instrument, irrespective of the legal form it may take. Financial guarantees may take the form of a deposit, bank guarantee, insurance contract or credit derivative, among others.

In their initial recognition, financial guarantees are recognized as liabilities in the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and the Group simultaneously recognize a corresponding asset in the consolidated balance sheet for the amount of the fees and commissions received at the inception of the transactions and the amounts receivable at the present value of the fees, commissions and interest outstanding.

Financial guarantees, irrespective of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required for them. The credit risk is determined by application of criteria similar to those established for quantifying impairment losses on debt instruments measured at amortized cost (see Note 2.2.1).

The provisions recognized for financial guarantees considered impaired are recognized under the heading “Provisions - Provisions for contingent risks and commitments” on the liability side in the consolidated balance sheets (see Note 24). These provisions are recognized and reversed with a charge or credit, respectively; to “Provisions or reversal of provision” in the consolidated income statements (see Note 46).

Income from financial guarantees is recorded under the heading “Fee and commission income” in the consolidated income statement and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee (see Note 40)

Description Of Accounting Policy For Non current Assets Or Disposal Groups Classified As Held For Sale

Non-current assets and disposal groups held for sale and liabilities included in disposal groups classified as held for sale

The headings “Non-current assets and disposal groups held for sale” and “liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets includes the carrying amount of assets that are not part of the BBVA Group’s operating activities. The recovery of this carrying amount is expected to take place through the price obtained on its disposal (see Note 21).

These headings include individual items and groups of items (“disposal groups”) and disposal groups that form part of a major operating segment and are being held for sale as part of a disposal plan (“discontinued operations”). The individual items include the assets received by the subsidiaries from their debtors, in full or partial settlement of the debtors’ payment obligations (assets foreclosed or received in payment of debt and recovery of lease finance transactions), unless the Group has decided to make continued use of these assets. The BBVA Group has units that specialize in real estate management and the sale of this type of asset.

Symmetrically, the heading “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets reflects the balances payable arising from disposal groups and discontinued operations.

Non-current assets and disposal groups classified as held for sale are generally measured, at the acquisition date and at any later date deemed necessary, at either their carrying amount or the fair value of the property (less costs to sell), whichever is lower.

In the case of real estate assets foreclosed or received in payment of debts, they are initially recognized at the lower of: the restated carrying amount of the financial asset and the fair value at the time of the foreclosure or receipt of the asset less estimated sales costs. The carrying amount of the financial asset is updated at the time of the foreclosure, treating the real property received as a secured collateral and taking into account the credit risk coverage that would correspond to it according to its classification prior to the delivery. For these purposes, the collateral will be valued at its current fair value (less sale costs) at the time of foreclosure. This carrying amount will be compared with the previous carrying amount and the difference will be recognized as a provision increase, if applicable. On the other hand, the fair value of the foreclosed asset is obtained by appraisal, evaluating the need to apply a discount on the asset derived from the specific conditions of the asset or the market situation for these assets, and in any case, deducting the company’s estimated sale costs.

At the time of the initial recognition, these real estate assets foreclosed or received in payment of debts, classified as “Non-current assets and disposal groups held for sale” and “liabilities included in disposal groups classified as held for sale” are valued at the lower of: their restated fair value less estimated sale costs and their carrying amount; a deterioration or impairment reversal can be recognized for the difference if applicable.

Non-current assets and disposal groups held for sale groups classified as held for sale are not depreciated while included under the heading “Non-current assets and disposal groups held for sale”.

Fair value of non-current assets held for sale from foreclosures or recoveries is based, mainly, in appraisals or valuations made by independent experts on an annual basis or more frequently, should there be indicators of impairment.

Gains and losses generated on the disposal of assets and liabilities classified as non-current held for sale, and liabilities included in disposal groups classified as held for sale as well as impairment losses and, where pertinent, the related recoveries, are recognized in “Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations” in the consolidated income statement (see Note 50). The remaining income and expense items associated with these assets and liabilities are classified within the relevant consolidated income statement headings.

Income and expenses for discontinued operations, whatever their nature, generated during the year, even if they have occurred before their classification as discontinued operations, are presented net of the tax effect as a single amount under the heading “Profit from discontinued operations” in the consolidated income statement, whether the business remains on the consolidated balance sheet or is derecognized from the consolidated balance sheet. As long as an asset remains in this category, it will not be amortized. This heading includes the earnings from their sale or other disposal

Description of accounting policy for tangible assets

Tangible assets

Property, plant and equipment for own use

This heading includes the assets under ownership or acquired under lease finance, intended for future or current use by the BBVA Group and that it expects to hold for more than one year. It also includes tangible assets received by the consolidated entities in full or partial settlement of financial assets representing receivables from third parties and those assets expected to be held for continuing use.

Property, plant and equipment for own use are presented in the consolidated balance sheets at acquisition cost, less any accumulated depreciation and, where appropriate, any estimated impairment losses resulting from comparing this net carrying amount of each item with its corresponding recoverable amount.

Depreciation is calculated using the straight-line method, on the basis of the acquisition cost of the assets less their residual value; the land is considered to have an indefinite life and is therefore not depreciated.

The tangible asset depreciation charges are recognized in the accompanying consolidated income statements under the heading "Depreciation and Amortization" (see Note 45) and are based on the application of the following depreciation rates (determined on the basis of the average years of estimated useful life of the various assets)

Depreciation Rates for Tangible Assets

Type of Assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%

The BBVA Group’s criteria for determining the recoverable amount of these assets, in particular buildings for own use, is based on independent appraisals that are no more than 3-5 years old at most, unless there are indications of impairment.

At each reporting date, the Group entities analyze whether there are internal or external indicators that a tangible asset may be impaired. When there is evidence of impairment, the Group analyzes whether this impairment actually exists by comparing the asset’s net carrying amount with its recoverable amount (as the higher between its recoverable amount less disposal costs and its value in use). When the carrying amount exceeds the recoverable amount, the carrying amount is written down to the recoverable amount and depreciation charges going forward are adjusted to reflect the asset’s remaining useful life.

Similarly, if there is any indication that the value of a tangible asset is now recoverable, the consolidated entities will estimate the recoverable amounts of the asset and recognize it in the consolidated income statement, recording the reversal of the impairment loss registered in previous years and thus adjusting future depreciation charges. Under no circumstances may the reversal of an impairment loss on an asset raise its carrying amount above that which it would have if no impairment losses had been recognized in prior years.

Running and maintenance expenses relating to tangible assets held for own use are recognized as an expense in the year they are incurred and recognized in the consolidated income statements under the heading "Administration costs - Other administrative expenses - Property, fixtures and equipment" (see Note 44.2).

Other assets leased out under an operating lease

The criteria used to recognize the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives and to recognize the impairment losses on them, are the same as those described in relation to tangible assets for own use.

Investment properties

The heading “Tangible assets - Investment properties” in the consolidated balance sheets reflects the net values (purchase cost minus the corresponding accumulated depreciation and, if appropriate, estimated impairment losses) of the land, buildings and other structures that are held either to earn rentals or for capital appreciation through sale and that are neither expected to be sold off in the ordinary course of business nor are destined for own use (see Note 17).

The criteria used to recognize the acquisition cost of investment properties, calculate their depreciation and their respective estimated useful lives and recognize the impairment losses on them, are the same as those described in relation to tangible assets held for own use.

The BBVA Group’s criteria for determining the recoverable amount of these assets is based on independent appraisals that are no more than one year old at most, unless there are indications of impairment

Description of accounting policy for inventories

Inventories

The balance under the heading “Other assets - Inventories” in the consolidated balance sheets mainly includes the land and other properties that the BBVA Group’s real estate entities hold for development and sale as part of their real estate development activities (see Note 20).

The cost of inventories includes those costs incurred in their acquisition and development, as well as other direct and indirect costs incurred in getting them to their current condition and location.

In the case of the cost of real-estate assets accounted for as inventories, the cost is comprised of: the acquisition cost of the land, the cost of urban planning and construction, non-recoverable taxes and costs corresponding to construction supervision, coordination and management. Financing cost incurred during the year form part of cost, provided that the inventories require more than a year to be in a condition to be sold.

Properties purchased from customers in distress, which the Group manages for sale, are measured at the acquisition date and any subsequent time, at either their related carrying amount or the fair value of the property (less costs to sell), whichever is lower. The carrying amount at acquisition date of these properties is defined as the balance pending collection on those assets that originated said purchases (net of provisions).

Impairment

The amount of any subsequent adjustment due to inventory valuation for reasons such as damage, obsolescence, reduction in sale price to its net realizable value, as well as losses for other reasons and, if appropriate, subsequent recoveries of value up to the limit of the initial cost value, are registered under the heading "Impairment or reversal of impairment on non-financial assets” in the accompanying consolidated income statements (see Note 48) for the year in which they are incurred.

In the case of the above mentioned real-estate assets, if the fair value less costs to sell is lower than the carrying amount of the loan recognized in the consolidated balance sheet, a loss is recognized under the heading "Impairment or reversal of impairment on non-financial assets" in the consolidated income statement for the period. In the case of real-estate assets accounted for as inventories, the BBVA Group’s criterion for determining their net realizable value is mainly based on independent appraisals no more than one year old, or less if there are indications of impairment.

Inventory sales

In sale transactions, the carrying amount of inventories is derecognized from the consolidated balance sheet and recognized as an expense under the income statement heading "Other operating expenses – Changes in inventories” in the year in which the income from its sale is recognized. This income is recognized under the heading “Other operating income – Financial income from non-financial services” in the consolidated income statements (see Note 42)

Policy For Business Combinations

Business combinations

A business combination is a transaction, or any other deal, by which the Group obtains control of one or more businesses. It is accounted for by applying the acquisition method.

According to this method, the acquirer has to recognize the assets acquired and the liabilities and contingent liabilities assumed, including those that the acquired entity had not recognized in the accounts. The method involves the measurement of the consideration received for the business combination and its allocation to the assets, liabilities and contingent liabilities measured according to their fair value, at the purchase date, as well as the recognition of any non-controlling participation (minority interests) that may arise from the transaction.

In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in profit or loss under the heading “Gains (losses) on derecognized of non-financial assets and subsidiaries, net” of the consolidated income statements. In prior reporting periods, the acquirer may have recognized changes in the value of its equity interest in the acquiree in other comprehensive income. If so, the amount that was recognized in other comprehensive income shall be recognized on the same basis as would be required if the acquirer had disposed directly of the previously held equity interest.

In addition, the acquirer shall recognize an asset in the consolidated balance sheet under the heading “Intangible asset - Goodwill” if on the acquisition date there is a positive difference between:

  the sum of the consideration transferred, the amount of all the non-controlling interests and the fair value of stock previously held in the acquired business; and
  the net fair value of the assets acquired and liabilities assumed.

If this difference is negative, it shall be recognized directly in the income statement under the heading “Gain on Bargain Purchase in business combinations”.

Non-controlling interests in the acquired entity may be measured in two ways: either at their fair value; or at the proportional percentage of net assets identified in the acquired entity. The method of valuing non-controlling interest may be elected in each business combination. BBVA Group has always elected for the second method.

Intangible Assets And GoodWill

Intangible assets

Goodwill

Goodwill represents a portion of consideration transferred in advance by the acquiring entity for the future economic benefits from assets that cannot be individually identified and separately recognized. Goodwill is never amortized. It is subject periodically to an impairment analysis, and is written off if there has been impairment.

Goodwill is assigned to one or more cash-generating units that expect to be the beneficiaries of the synergies derived from the business combinations. The cash-generating units represent the Group’s smallest identifiable asset groups that generate cash flows for the Group and that are largely independent of the flows generated from the Group’s other assets or groups of assets. Each unit or units to which goodwill is allocated:

  Is the lowest level at which the entity manages goodwill internally.
  Is not larger than an operating segment.

The cash-generating units to which goodwill has been allocated are tested for impairment (including the allocated goodwill in their carrying amount). This analysis is performed at least annually or more frequently if there is any indication of impairment.

For the purpose of determining the impairment of a cash-generating unit to which a part of goodwill has been allocated, the carrying amount of that cash-generating unit, adjusted by the theoretical amount of the goodwill attributable to the non-controlling interests, in the event they are not valued at fair value, is compared with its recoverable amount.

The recoverable amount of a cash-generating unit is equal to the fair value less sale costs or its value in use, whichever is greater. Value in use is calculated as the discounted value of the cash flow projections that the unit’s management estimates and is based on the latest budgets approved for the coming years. The main assumptions used in its calculation are: a sustainable growth rate to extrapolate the cash flows indefinitely, and the discount rate used to discount the cash flows, which is equal to the cost of the capital assigned to each cash-generating unit, and equivalent to the sum of the risk-free rate plus a risk premium inherent to the cash-generating unit being evaluated for impairment.

If the carrying amount of the cash-generating unit exceeds the related recoverable amount, the Group recognizes an impairment loss; the resulting loss is apportioned by reducing, first, the carrying amount of the goodwill allocated to that unit and, second, if there are still impairment losses remaining to be recognized, the carrying amount of the remainder of the assets. This is done by allocating the remaining loss in proportion to the carrying amount of each of the assets in the unit. In the event the non-controlling interests are measured at fair value, the deterioration of goodwill attributable to non-controlling interests will be recognized. In any case, an impairment loss recognized for goodwill shall not be reversed in a subsequent period.

Goodwill impairment losses are recognized under the heading "Impairment or reversal of impairment on non-financial assets – Intangible assets” in the consolidated income statements (see Note 48).

Other intangible assets

These assets may have an indefinite useful life if, based on an analysis of all relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash flows for the consolidated entities. In all other cases they have a finite useful life.

Intangible assets with a finite useful life are amortized according to the duration of this useful life, using methods similar to those used to depreciate tangible assets. The defined useful life intangible asset is made up mainly of IT applications acquisition costs which have a useful life of 3 to 5 years. The depreciation charge of these assets is recognized in the accompanying consolidated income statements under the heading "Depreciation" (see Note 45).

The consolidated entities recognize any impairment loss on the carrying amount of these assets with charge to the heading “Impairment or reversal of impairment on non - financial assets- Intangible assets” in the accompanying consolidated income statements (see Note 48). The criteria used to recognize the impairment losses on these assets and, where applicable, the recovery of impairment losses recognized in prior years, are similar to those used for tangible assets.

Insurance And Reinsurance Contracts

Insurance and reinsurance contracts

The assets of the BBVA Group’s insurance subsidiaries are recognized according to their nature under the corresponding headings of the consolidated balance sheets and the initial recognition and valuation is carried out according to the criteria set out in IFRS 4.

The heading “Insurance and reinsurance assets” in the accompanying consolidated balance sheets includes the amounts that the consolidated insurance subsidiaries are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries.

The heading “Liabilities under insurance and reinsurance contracts” in the accompanying consolidated balance sheets includes the technical provisions for direct insurance and inward reinsurance recognized by the consolidated insurance subsidiaries to cover claims arising from insurance contracts in force at period-end (see Note 23).

The income or expenses reported by the BBVA Group’s consolidated insurance subsidiaries on their insurance activities is recognized, in accordance with their nature, in the corresponding items of the consolidated income statements.

The consolidated insurance entities of the BBVA Group recognize the amounts of the premiums written to the income statement and a charge for the estimated cost of the claims that will be incurred at their final settlement to their consolidated income statements. At the close of each year the amounts collected and unpaid, as well as the costs incurred and unpaid, are accrued.

The most significant provisions registered by consolidated insurance entities with respect to insurance policies issued by them are set out by their nature in Note 23.

According to the type of product, the provisions may be as follows:

1) Life insurance provisions:

Represents the value of the net obligations undertaken with the life insurance policyholder. These provisions include:

  Provisions for unearned premiums. These are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until the closing date that has to be allocated to the period from the closing date to the end of the insurance policy period.
  Mathematical reserves: Represents the value of the life insurance obligations of the insurance entities at year-end, net of the policyholder’s obligations, arising from life insurance contracted.

2) Non-life insurance provisions:

  Provisions for unearned premiums. These provisions are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until year-end that has to be allocated to the period between the year-end and the end of the policy period.
  Provisions for unexpired risks: The provision for unexpired risks supplements the provision for unearned premiums by the amount by which that provision is not sufficient to reflect the assessed risks and expenses to be covered by the consolidated insurance subsidiaries in the policy period not elapsed at year-end.

3) Provision for claims:

This reflects the total amount of the outstanding obligations arising from claims incurred prior to year-end. Insurance subsidiaries calculate this provision as the difference between the total estimated or certain cost of the claims not yet reported, settled or paid, and the total amounts already paid in relation to these claims.

4) Provision for bonuses and rebates:

This provision includes the amount of the bonuses accruing to policyholders, insurees or beneficiaries and the premiums to be returned to policyholders or insurees, as the case may be, based on the behavior of the risk insured, to the extent that such amounts have not been individually assigned to each of them.

5) Technical provisions for reinsurance ceded:

Calculated by applying the criteria indicated above for direct insurance, taking account of the assignment conditions established in the reinsurance contracts in force.

6) Other technical provisions:

Insurance entities have recognized provisions to cover the probable mismatches in the market reinvestment interest rates with respect to those used in the valuation of the technical provisions.

The BBVA Group controls and monitors the exposure of the insurance subsidiaries to financial risk and, to this end, uses internal methods and tools that enable it to measure credit risk and market risk and to establish the limits for these risks.

Description of accounting policy for tax assets and liabilities

Tax assets and liabilities

Expenses on corporate income tax applicable to the BBVA Group’s Spanish entities and on similar income taxes applicable to consolidated foreign entities are recognized in the consolidated income statement, except when they result from transactions on which the profits or losses are recognized directly in equity, in which case the related tax effect is also recognized in equity.

The total corporate income tax expense is calculated by aggregating the current tax arising from the application of the corresponding tax rate to the tax for the year (after deducting the tax credits or discounts allowable for tax purposes) and the change in deferred tax assets and liabilities recognized in the consolidated income statement.

Deferred tax assets and liabilities include temporary differences, defined as the amounts to be payable or recoverable in future years arising from the differences between the carrying amount of assets and liabilities and their tax bases (the “tax value”), and tax loss and tax credit or discount carry forwards (see Note 19).

The "Tax Assets" line item in the accompanying consolidated balance sheets includes the amount of all the assets of a tax nature, and distinguishes between: "Current” (amounts recoverable by tax in the next twelve months) and "Deferred" (which includes the amount of tax to be recovered in future years, including those arising from tax losses or credits for deductions or rebates that can be compensated). The "Tax Liabilities" line item in the accompanying consolidated balance sheets includes the amount of all the liabilities of a tax nature, except for provisions for taxes, broken down into: "Current” (income tax payable on taxable profit for the year and other taxes payable in the next twelve months) and "Deferred" (the amount of corporate tax payable in subsequent years).

Deferred tax liabilities attributable to taxable temporary differences associated with investments in subsidiaries, associates or joint venture entities are recognized as such, except where the Group can control the timing of the reversal of the temporary difference and it is unlikely that it will reverse in the future. Deferred tax assets are recognized to the extent that it is considered probable that the consolidated entities will have sufficient taxable profits in the future against which the deferred tax assets can be utilized and are not from the initial recognition (except in the case of a business combination) of other assets or liabilities in a transaction that does not affect the fiscal outcome or the accounting result.

The deferred tax assets and liabilities recognized are reassessed by the consolidated entities at each balance sheet date in order to ascertain whether they still qualify as deferred tax assets and liabilities, and the appropriate adjustments are made on the basis of the findings of the analyses performed. In those circumstances in which it is unclear how a specific requirement of the tax law applies to a particular transaction or circumstance, and the acceptability of the definitive tax treatment depends on the decisions taken by the relevant taxation authority in future, the entity recognizes current and deferred tax liabilities and assets considering whether it is probable or not that a taxation authority will accept an uncertain tax treatment. Thus, if the entity concludes that it is not probable that the taxation authority will accept an uncertain tax treatment, the entity uses the amount expected to be paid to (recovered from) the taxation authorities.

The income and expenses directly recognized in consolidated equity that do not increase or decrease taxable income are accounted for as temporary differences

Description of accounting policy for provisions contingent liabilities and contingent assets

Provisions, contingent assets and contingent liabilities

The heading “Provisions” in the consolidated balance sheets includes amounts recognized to cover the BBVA Group’s current obligations arising as a result of past events. These are certain in terms of nature but uncertain in terms of amount and/or settlement date. The settlement of these obligations is deemed likely to entail an outflow of resources embodying economic benefits (see Note 24). The obligations may arise in connection with legal or contractual provisions, valid expectations formed by Group entities relative to third parties in relation to the assumption of certain responsibilities or through virtually certain developments of particular aspects of the regulations applicable to the operation of the entities; and, specifically, future legislation to which the Group will certainly be subject. The provisions are recognized in the consolidated balance sheets when each and every one of the following requirements is met:

  They represent a current obligation that has arisen from a past event. At the date of the Consolidated Financial Statements, there is more probability that the obligation will have to be met than that it will not.
  It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.
  The amount of the obligation can be reasonably estimated.

Among other items, these provisions include the commitments made to employees by some of the Group entities (mentioned in Note 2.2.12), as well as provisions for tax and legal litigation.

Contingent assets are possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of events beyond the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement; however, they will be disclosed, should they exist, in the Notes to the Consolidated Financial Statements, provided that it is probable will give rise to an increase in resources embodying economic benefits.

Contingent liabilities are possible obligations of the Group that arise from past events and whose existence is conditional on the occurrence or non-occurrence of one or more future events beyond the control of the Group. They also include the existing obligations of the Group when it is not probable that an outflow of resources embodying economic benefits will be required to settle them; or when, in extremely rare cases, their amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognized in the consolidated balance sheet or the income statement (excluding contingent liabilities from business combination) but are disclosed in the Consolidated Financial Statements, unless the possibility of an outflow of resources embodying economic benefits is remote.

Pensions And Other Post-Employment Commitments

Pensions and other post-employment commitments

Below we provide a description of the most significant accounting policies relating to post-employment and other employee benefit commitments assumed by BBVA Group entities (see Note 25).

Short-term employee benefits

Benefits for current active employees which are accrued and settled during the year and for which a provision is not required in the entity´s accounts. These include wages and salaries, social security charges and other personnel expenses.

Costs are charged and recognized under the heading “Administration costs – Personnel expenses – Other personnel expenses” of the consolidated income statement (see Note 44.1).

Post-employment benefits – Defined-contribution plans

The Group sponsors defined-contribution plans for the majority of its active employees. The amount of these benefits is established as a percentage of remuneration and/or as a fixed amount.

The contributions made to these plans in each period by BBVA Group entities are charged and recognized under the heading “Administration costs – Personnel expenses – Defined-contribution plan expense” of the consolidated income statement (see Note 44.1).

Post-employment benefits – Defined-benefit plans

Some Group entities maintain pension commitments with employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. These commitments are covered by insurance contracts, pension funds and internal provisions.

In addition, some of the Spanish entities have offered certain employees the option to retire before their normal retirement age, recognizing the necessary provisions to cover the costs of the associated benefit commitments, which include both the liability for the benefit payments due as well as the contributions payable to external pension funds during the early retirement period.

Furthermore, certain Group entities provide welfare and medical benefits which extend beyond the date of retirement of the employees entitled to the benefits.

All of these commitments are quantified based on actuarial valuations, with the amounts recorded under the heading “Provisions – Provisions for pensions and similar obligations” in the consolidated balance sheet and determined as the difference between the value of the defined-benefit commitments and the fair value of plan assets at the date of the Consolidated Financial Statements (see Note 25).

Current service cost are charged and recognized under the heading “Administration costs – Personnel expenses – Defined-benefit plan expense” of the consolidated income statement (see Note 44.1).

Interest credits/charges relating to these commitments are charged and recognized under the headings “Interest income” and “Interest expense” of the consolidated income statement (see Note 37).

Past service costs arising from benefit plan changes as well as early retirements granted during the period are recognized under the heading “Provisions or reversals of provisions” of the consolidated income statement (see Note 46).

Other long-term employee benefits

In addition to the above commitments, certain Group entities provide long-term service awards to their employees, consisting of monetary amounts or periods of vacation granted upon completion of a number of years of qualifying service.

These commitments are quantified based on actuarial valuations and the amounts recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet (see Note 24).

Valuation of commitments: actuarial assumptions and recognition of gains/losses

The present value of these commitments is determined based on individual member data. Active employee costs are determined using the “projected unit credit” method, which treats each period of service as giving rise to an additional unit of benefit and values each unit separately.

In establishing the actuarial assumptions we take into account that:

  They should be unbiased, i.e. neither unduly optimistic nor excessively conservative.
  Each assumption does not contradict the others and adequately reflect the existing relationship between economic variables such as price inflation, expected wage increases, discount rates and the expected return on plan assets, etc. Future wage and benefit levels should be based on market expectations, at the balance sheet date, for the period over which the obligations are to be settled.
  The interest rate used to discount benefit commitments is determined by reference to market yields, at the balance sheet date, on high quality bonds.

The BBVA Group recognizes actuarial gains/losses relating to early retirement benefits, long service awards and other similar items under the heading “Provisions or reversal of provisions” of the consolidated income statement for the period in which they arise (see Note 46). Actuarial gains/losses relating to pension and medical benefits are directly charged and recognized under the heading "Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Actuarial gains or losses on defined benefit pension plans" of equity in the consolidated balance sheet (see Note 30).

Equity-Settled Share-Based Payment Transactions

Equity-settled share-based payment transactions

Provided they constitute the delivery of such equity instruments following the completion of a specific period of services, equity-settled share-based payment transactions are recognized as an expense for services being provided by employees, by way of a balancing entry under the heading “Shareholders’ funds – Other equity instruments” in the consolidated balance sheet (Note 44.1.1). These services are measured at fair value for the employees services received, unless such fair value cannot be calculated reliably. In such case, they are measured by reference to the fair value of the equity instruments granted, taking into account the date on which the commitments were granted and the terms and other conditions included in the commitments.

When the initial compensation agreement includes what may be considered market conditions among its terms, any changes in these conditions will not be reflected in the consolidated income statement, as these have already been accounted for in calculating the initial fair value of the equity instruments. Non-market vesting conditions are not taken into account when estimating the initial fair value of equity instruments, but they are taken into account when determining the number of equity instruments to be issued. This will be recognized on the consolidated income statement with the corresponding increase in total consolidated equity

Termination Benefits	Termination benefits Termination benefits are recognized in the financial statements when the BBVA Group agrees to terminate employment contracts with its employees and has established a detailed plan
Treasury Stock

Treasury shares

The value of common stock issued by the BBVA Group’s entities and held by them - basically, shares and derivatives on the Bank’s shares held by some consolidated entities that comply with the requirements to be recognized as equity instruments - are recognized as a decrease to net equity, under the heading "Shareholders’ funds - Treasury stock" in the consolidated balance sheets (see Note 29).

These financial assets are recognized at acquisition cost, and the gains or losses arising on their disposal are credited or debited, as appropriate, to the heading “Shareholders’ funds - Retained earnings” in the consolidated balance sheets (see Note 28)

Description of accounting policy for foreigns currency translation and exchange differences

Foreign-currency transactions and exchange differences

The BBVA Group’s functional currency, and thus the currency in which the Consolidated Financial Statements are presented, is the euro. As such, all balances and transactions denominated in currencies other than the euro are deemed to be denominated in “foreign currency”.

Conversion to euros of the balances held in foreign currency is performed in two consecutive stages:

  Conversion of the foreign currency to the entity’s functional currency (currency of the main economic environment in which the entity operates); and
  Conversion to euros of the balances held in the functional currencies of the entities whose functional currency is not the euro.

Conversion of the foreign currency to the entity’s functional currency

Transactions denominated in foreign currencies carried out by the consolidated entities (or accounted for using the equity method) are initially accounted for in their respective currencies. Subsequently, the monetary balances in foreign currencies are converted to their respective functional currencies using the exchange rate at the close of the financial year. In addition,

  Non-monetary items valued at their historical cost are converted to the functional currency at the exchange rate applicable on the purchase date.
  Non-monetary items valued at their fair value are converted at the exchange rate in force on the date on which such fair value was determined.
  Income and expenses are converted at the period’s average exchange rates for all the operations carried out during the period. When applying this criterion the BBVA Group considers whether significant variations have taken place in exchange rates during the year which, owing to their impact on the statements as a whole, may require the application of exchange rates as of the date of the transaction instead of such average exchange rates.

The exchange differences produced when converting the balances in foreign currency to the functional currency of the consolidated entities are generally recognized under the heading "Exchange differences, net" in the consolidated income statements (see Note 41). However, the exchange differences in non-monetary items, measured at fair value, are recognized temporarily in consolidated equity under the heading “Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences” in the consolidated balance sheets (see Note 30).

Conversion of functional currencies to euros

The balances in the financial statements of consolidated entities whose functional currency is not the euro are converted to euros as follows:

  Assets and liabilities: at the closing spot exchange rates as of the date of each of the consolidated balance sheets.
  Income and expenses and cash flows are converted by applying the exchange rate applicable on the date of the transaction, and the average exchange rate for the financial year may be used, unless it has undergone significant variations.
  Equity items: at the historical exchange rates.

The exchange differences arising from the conversion to euros of balances in the functional currencies of the consolidated entities whose functional currency is not the euro are recognized under the heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss - Exchange differences” in the consolidated balance sheets (Notes 30 and 31 respectively). Meanwhile, the differences arising from the conversion to euros of the financial statements of entities accounted for by the equity method are recognized under the heading " Accumulated other comprehensive income - Items that may be reclassified to profit or loss - Entities accounted for using the equity method" (Note 30) until the item to which they relate is derecognized, at which time they are recognized in the income statement.

The breakdown of the main consolidated balances in foreign currencies, with reference to the most significant foreign currencies, is set forth in Appendix VII.

Venezuela

Local financial statements of the Group subsidiaries in Venezuela are expressed in Venezuelan Bolivar, and converted into euros for the consolidated financial statements, as indicated below, since Venezuela is a country with strong exchange restrictions and has different rates officially published:

  Since December 31, 2015, the Board of Directors considers that the use of the Venezuelan official exchanges rates for converting bolivars into euros in preparing the Consolidated Financial Statements does not reflect the true picture of the financial statements of the Group and the financial position of the Group subsidiaries in Venezuela.
  Consequently, as of December 31, 2017, 2016 and 2015, the Group has used foreign exchange rates of 18,181, 1,893 and 469 Venezuelan bolivars per euro, respectively in the conversion of the financial statements. These exchanges rates have been calculated taking into account the estimated evolution of inflation in Venezuela, in the absence of published official data (800%, 300%, and 170%, as of December 31, 2017, 2016 and 2015, respectively) (see Note 2.2.20). These inflation rates have been calculated based on the best estimate of the Group, taking into consideration the available information that includes sectorial aspects that affect the Group's subsidiaries in Venezuela.

The summarized balance sheet and income statements of the Group subsidiaries in Venezuela as of December 31, 2017, whose local financial statements are expressed in Venezuelan bolivars comparing their conversion to euros with the estimated exchange rate with the balances that would have result by applying the last published exchange rate, are as follows:

Balance sheet. December 31, 2017 (Millions of euros)
	Estimated exchange rate	Official Exchange rate	Variation
Cash and balances with central banks	597	2,287	1,690
Securities portfolio	42	148	107
Loans and receivables	364	1,650	1,285
Tangible assets	60	272	212
Other	28	131	103
TOTAL ASSETS	1,091	4,487	3,397
Deposits from central bank and credit institutions	-	1	1
Customer deposits	839	3,772	2,933
Provisions	5	24	18
Other	127	465	338
TOTAL LIABILITIES	971	4,262	3,291

Income statements December 31, 2017 (Millions of euros)
	Estimated exchange rate	Official Exchange rate	Variation
NET INTEREST ICOME	90	410	319
GROSS INCOME	70	319	249
Administration costs	55	249	194
NET OPERATING INCOME	15	70	54
OPERATING PROFIT BEFORE TAX	12	53	41
Tax expense or (-) income related to profit or loss from continuing operation	20	90	70
PROFIT	(8)	(38)	(29)
Attributable to minority interest [non-controlling interests]	(4)	(16)	(13)
Attributable to owners of the parent	(5)	(21)	(17)

Description of accounting policy for recognition of revenue and expenses

Recognition of income and expenses

The most significant policies a used by the BBVA Group to recognize its income and expenses are as follows.

1) Interest income and expenses and similar items:

As a general rule, interest income and expenses and similar items are recognized on the basis of their period of accrual using the effective interest rate method. The financial fees and commissions that arise on the arrangement of loans and advances (basically origination and analysis fees) are deferred and recognized in the income statement over the expected life of the loan. From that amount, the transaction costs identified as directly attributable to the arrangement of the loans and advances will be deducted. These fees are part of the effective interest rate for the loans and advances. Also dividends received from other entities are recognized as income when the consolidated entities’ right to receive them arises.

Once a debt instrument has been impaired, interest income is recognized applying the effective interest rate used to discount the estimated recoverable cash flows on the carrying amount of the asset.

2) Commissions, fees and similar items:

Income and expenses relating to commissions and similar fees are recognized in the consolidated income statement using criteria that vary according to the nature of such items. The most significant items in this connection are:

  Those relating to financial assets and liabilities measured at fair value through profit or loss, which are recognized when collected/paid.
  Those arising from transactions or services that are provided over a period of time, which are recognized over the life of these transactions or services.
  Those relating to a singular transaction, which are recognized when this singular transaction is carried out.

3) Non-financial income and expenses:

These are recognized for accounting purposes on an accrual basis.

4) Deferred collections and payments:

These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.

Description of accounting policy for recognition of non financial servecies revenue

Sales of assets and income from the provision of non-financial services

The heading “Other operating income” in the consolidated income statements includes the proceeds of the sales of assets and income from the services provided by the Group entities that are not financial institutions. In the case of the Group, these entities are mainly real estate and service entities (see Note 42)

Accounting Policy For Leases

Leases

Lease contracts are classified as finance leases from the inception of the transaction if they substantially transfer all the risks and rewards incidental to ownership of the asset forming the subject-matter of the contract. Leases other than finance leases are classified as operating leases.

When the consolidated entities act as the lessor of an asset under finance leases, the aggregate present values of the lease payments receivable from the lessee plus the guaranteed residual value (normally the exercise price of the lessee’s purchase option on expiration of the lease agreement) are recognized as financing provided to third parties and, therefore, are included under the heading “Loans and receivables” in the accompanying consolidated balance sheets (see Note 13).

When the consolidated entities act as lessors of an asset in operating leases, the acquisition cost of the leased assets is recognized under "Tangible assets – Property, plant and equipment – Other assets leased out under an operating lease" in the consolidated balance sheets (see Note 17). These assets are depreciated in line with the criteria adopted for items of tangible assets for own use, while the income arising from the lease arrangements is recognized in the consolidated income statements on a straight-line basis within "Other operating expenses" (see Note 42).

If a fair value sale and leaseback results in an operating lease, the profit or loss generated from the sale is recognized in the consolidated income statement at the time of sale. If such a transaction gives rise to a finance lease, the corresponding gains or losses are accrued over the lease period.

The assets leased out under operating lease contracts to other entities in the Group are treated in the Consolidated Financial Statements as for own use, and thus rental expense and income is eliminated in consolidation and the corresponding depreciation is recognized

Description of accounting policy for entitites and branches located in inflationary countries with hiperinflationary economies

Entities and branches located in countries with hyperinflationary economies

In order to assess whether an economy is under hyperinflation, the country’s economic environment is evaluated, analyzing whether certain circumstances exist, such as:

  The country’s population prefers to keep its wealth or savings in non-monetary assets or in a relatively stable foreign currency;
  Prices may be quoted in a relatively stable foreign currency;
  Interest rates, wages and prices are linked to a price index;
  The cumulative inflation rate over three years is approaching, or exceeds, 100%.

The fact that any of these circumstances is present will not be a decisive factor in considering an economy hyperinflationary, but it does provide some reasons to consider it as such.

Since 2009, the economy of Venezuela can be considered hyperinflationary under the above criteria. As a result, the financial statements of the BBVA Group’s entities located in Venezuela have therefore been adjusted to correct for the effects of inflation in accordance with IAS 29 “ Financial Reporting in Hyperinflationary Economies“.

The breakdown of the General Price Index (“GPI”) and the inflation index used as of December 31, 2017, 2016 and 2015 for the inflation restatement of the financial statements of the Group companies located in Venezuela is as follows:

General Price Index
	2017	2016	2015
GPI	84,886.50	9,431.60	2,357.90
Average GPI	27,714.47	5,847.74	1,460.50
Inflation of the period (*)	800.0%	300.0%	170.0%

(*) At the date of preparation of consolidated financial statements of each year, the Venezuelan government had not released the official inflation figures at the end of the year. Therefore, the Group estimates the inflation rate applicable to the preparation of the Consolidated Financial Statements for each year, based on the best estimate of BBVA Research of the Group, considering other estimates made by various international organizations

The impact on the consolidated financial statements that would result from applying the latest official inflation data published against the Group's estimate of the inflation index would not be significant due to its correlation with the estimated exchange rate (see Note 2.2.16).

The losses recognized under the heading “Profit attributable to the parent company” in the accompanying consolidated income statement as a result of the adjustment for inflation on net monetary position of the Group entities in Venezuela amounted to €13 and €28 million in 2017 and 2016 respectively